Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Research and development costs	$ 30.3	$ 29.5	$ 31.7
Selling, general and administrative expenses	291.6	254.2	245.5
Asbestos adjustments	(40.4)	(5.5)	(33.4)
AICF SG&A expenses	(1.5)	(1.7)	(2.5)
Net interest (expense) income	(27.5)	(25.6)	(7.5)
North America Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs	6.2	6.6	6.1
International Fiber Cement [Member]
Segment Reporting Information [Line Items]
Research and development costs	1.5	1.2	1.4
New Zealand weathertightness claims (expense)/ benefit		(0.5)	4.3
Research and Development [Member]
Segment Reporting Information [Line Items]
Research and development costs	22.6	21.7	24.2
Selling, general and administrative expenses	2.9	2.2	1.8
AICF Funding [Member]
Segment Reporting Information [Line Items]
Net interest (expense) income	1.1	0.3	(1.4)
Australian Pipes Business [Member]
Segment Reporting Information [Line Items]
Gain on sale of business		1.7
General Corporate [Member]
Segment Reporting Information [Line Items]
Asbestos adjustments	40.4	5.5	$ 33.4
Value of Asbestos-related assets	$ 573.8	$ 619.8